Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 189	£ 240
(Gains) losses recognised in the income statement within other income	12	(24)
Redemptions	(11)	(13)
Balance at end of period	190	203
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	26	33
(Gains) losses recognised in the income statement within other income	(1)	(2)
Redemptions	0	(2)
Balance at end of period	25	29
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(1)	(2)
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	163	207
(Gains) losses recognised in the income statement within other income	13	(22)
Redemptions	(11)	(11)
Balance at end of period	165	174
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(16)	(5)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ (17)	£ (7)